Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Income before Income Tax Expense by Jurisdiction [Table Text Block]

	2013	2014	2015
	(in millions)
Domestic income	¥898,596	¥1,012,551	¥1,545,510
Foreign income	517,275	407,892	717,146

Total	¥1,415,871	¥1,420,443	¥2,262,656

Details of Current and Deferred Income Tax Expense (Benefit) [Table Text Block]

	2013	2014	2015
	(in millions)
Current:
Domestic	¥102,357	¥243,648	¥300,905
Foreign	60,609	102,316	112,603

Total	162,966	345,964	413,508

Deferred:
Domestic	122,804	(5,523)	240,293
Foreign	10,250	(2,524)	12,219

Total	133,054	(8,047)	252,512

Income tax expense	296,020	337,917	666,020
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	336,531	96,422	578,161
Derivatives qualifying for cash flow hedges	2,217	(235)	591
Defined benefit plans	43,213	69,515	5,965
Foreign currency translation adjustments	18,537	51,414	95,335

Total	400,498	217,116	680,052

Total	¥696,518	¥555,033	¥1,346,072

Reconciliation of Effective Income Tax Rate [Table Text Block]

	2013		2014	2015
Combined normal effective statutory tax rate	38.0%		38.0%	35.6%
Nondeductible expenses	0.1		0.2	0.1
Foreign tax credit and payments	(0.8)		(0.6)	(1.0)
Lower tax rates applicable to income of subsidiaries	(0.5)		(0.4)	(0.1)
Change in valuation allowance	(7.3)		(12.4)	(1.3)
Realization of previously unrecognized tax effects of subsidiaries	(10.7	)(1)	(0.1)	—
Nontaxable dividends received	(2.3)		(3.3)	(1.6)
Undistributed earnings of subsidiaries	1.5		0.5	0.1
Tax and interest expense for uncertainty in income taxes	(0.1)		—	(0.2)
Expiration of loss carryforward	2.1		—	—
Effect of changes in tax laws	—		1.2	(1.7)
Other—net	0.9		0.7	(0.5)

Effective income tax rate	20.9%		23.8%	29.4%

Note:

(1)	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Components of Net Deferred Tax Assets [Table Text Block]

	2014	2015
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥650,069	¥570,049
Operating loss carryforwards	102,260	110,211
Loans	7,632	13,295
Accrued liabilities and other	309,327	172,959
Premises and equipment, including sale-and-leaseback transactions	94,652	86,461
Derivative financial instruments	94,514	95,593
Accrued severance indemnities and pension plans	44,810	17,286
Valuation allowance	(308,561)	(274,010)

Total deferred tax assets	994,703	791,844

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	574,807	1,321,462
Intangible assets	159,330	147,173
Lease transactions	77,542	74,605
Other	74,471	70,352

Total deferred tax liabilities	886,150	1,613,592

Net deferred tax assets (liabilities)	¥108,553	¥(821,748)

Operating Loss Carryforwards and Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2016	¥3	¥857
2017	—	409
2018	25,908	89
2019	5,242	87
2020	35,453	88
2021	8,184	68
2022 and thereafter	222,425	5,264
No definite expiration date	24,614	2,111

Total	¥321,829	¥8,973

Roll-forward of Unrecognized Tax Benefits [Table Text Block]

	2013		2014		2015
	(in millions)
Balance at beginning of fiscal year	¥58,588		¥30,956		¥13,993
Gross amount of increases for current year’s tax positions	366		439		606
Gross amount of decreases for current year’s tax positions	(49)		—		—
Gross amount of increases for prior years’ tax positions	2,765		333		3,361
Gross amount of decreases for prior years’ tax positions	(35,119	)(1)	(25,318	)(2)	(6,561)
Net amount of changes relating to settlements with tax authorities	760		(244)		(809)
Decreases due to lapse of applicable statutes of limitations	—		—		(1,452)
Foreign exchange translation and others	3,645		7,827		1,802

Balance at end of fiscal year	¥30,956		¥13,993		¥10,940

Notes:

(1)	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years’ tax positions.
(2)	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.

Roll-forward of Interest and Penalties Recognized [Table Text Block]

	2013	2014	2015
	(in millions)
Balance at beginning of fiscal year	¥6,934	¥4,528	¥5,946
Total interest and penalties in the consolidated statements of income	(2,975)	(698)	(1,468)
Total cash settlements, foreign exchange translation and others	569	2,116	398

Balance at end of fiscal year	¥4,528	¥5,946	¥4,876

Status of Years under Audit or Open to Examination by Major Tax Jurisdiction [Table Text Block]

Jurisdiction	Tax years
Japan	2014 and forward
United States—Federal	2010 and forward
United States—California	2009 and forward
Thailand	2010 and forward
United Kingdom	2013 and forward